Non-controlling Interest (Details Narrative) - USD ($)				12 Months Ended
	Jun. 28, 2024	May 09, 2024	Jul. 05, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net loss				$ 12,868,000	$ 37,037,000	$ 13,392,000
Noncontrolling Interest [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net loss				361,000	201,000
Drykon [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net loss					$ 502,000
Drykon And Accuship [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net loss				$ 903,000
Chief Executive Officer [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Stock issued during period value new issues		$ 7,320
Stock issued during period shares new issues		267,857
Board of Directors Chairman [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Cash		$ 5,880
DRYKON MARITIME Corp. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership percentage, parent			60.00%
Consideration in cash			$ 6,780,000
Ownership percentage, noncontrolling owner			40.00%
DRYKON MARITIME Corp. [Member] | Chief Executive Officer [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Consideration in cash	$ 5,880,000		$ 4,520,000
Chief Executive Officer and Chairman [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership percentage, noncontrolling owner	40.00%		40.00%
Accuship Maritme Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership percentage, parent		60.00%
Ownership percentage, noncontrolling owner		40.00%